Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 31, 2025	Mar. 31, 2025
Subsequent Events [Line Items]
Warrant is exercisable		44,164
Exercise price per share		$ 15.61
Phantom Warrants [Member]
Subsequent Events [Line Items]
Company paid amount	$ 187